Sterling Capital Stratton Mid Cap Value Fund
Schedule of Portfolio Investments
December 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.6%
	Airlines — 1.1%
10,400	Alaska Air Group, Inc.	$704,600
	Auto Components — 1.4%
16,540	Magna International, Inc.	907,054
	Banks — 7.6%
18,700	East West Bancorp, Inc.	910,690
10,100	First Republic Bank/CA	1,186,245
67,700	Huntington Bancshares, Inc.	1,020,916
47,700	KeyCorp	965,448
12,100	Wintrust Financial Corp.	857,890
		4,941,189
	Capital Markets — 1.9%
7,200	Ameriprise Financial, Inc.	1,199,376
	Chemicals — 1.7%
15,700	Westlake Chemical Corp.	1,101,355
	Construction & Engineering — 2.4%
23,800	MasTec, Inc.(a)	1,527,008
	Containers & Packaging — 5.1%
14,700	Avery Dennison Corp.	1,923,054
29,100	Berry Global Group, Inc.(a)	1,381,959
		3,305,013
	Electronic Equipment, Instruments & Components — 4.2%
10,500	Arrow Electronics, Inc.(a)	889,770
12,600	CDW Corp./DE	1,799,784
		2,689,554
	Entertainment — 3.5%
19,600	Activision Blizzard, Inc.	1,164,632
8,800	Take-Two Interactive Software, Inc.(a)	1,077,384
		2,242,016
	Equity Real Estate Investment Trusts (REITS) — 12.8%
17,200	CyrusOne, Inc.	1,125,396
8,100	Digital Realty Trust, Inc.	969,894
9,700	EastGroup Properties, Inc.	1,286,899
21,500	Highwoods Properties, Inc.	1,051,565
35,000	Hudson Pacific Properties, Inc.	1,317,750
11,300	Mid-America Apartment Communities, Inc.	1,490,018
12,200	Ryman Hospitality Properties, Inc.	1,057,252
		8,298,774
	Food & Staples Retailing — 4.9%
6,900	Casey’s General Stores, Inc.	1,097,031
21,300	Performance Food Group Co.(a)	1,096,524
22,600	U.S. Foods Holding Corp.(a)	946,714
		3,140,269
	Food Products — 2.0%
15,100	Lamb Weston Holdings, Inc.	1,299,053
	Gas Utilities — 4.1%
20,000	Southwest Gas Holdings, Inc.	1,519,400
24,900	UGI Corp.	1,124,484
		2,643,884
	Health Care Equipment & Supplies — 3.8%
3,400	Becton Dickinson & Co.	924,698

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care Equipment & Supplies — (continued)
10,400	Zimmer Biomet Holdings, Inc.	$1,556,672
		2,481,370
	Hotels, Restaurants & Leisure — 1.8%
8,500	Royal Caribbean Cruises, Ltd.	1,134,835
	Household Durables — 2.1%
35,700	PulteGroup, Inc.	1,385,160
	Industrial Conglomerates — 1.8%
7,400	Carlisle Cos., Inc.	1,197,616
	Insurance — 8.0%
12,300	American Financial Group, Inc./OH	1,348,695
22,300	First American Financial Corp.	1,300,536
10,700	Globe Life, Inc.	1,126,175
10,500	Hanover Insurance Group, Inc. (The)	1,435,035
		5,210,441
	IT Services — 4.8%
6,800	CACI International, Inc., Class A(a)	1,699,932
12,000	Fiserv, Inc.(a)	1,387,560
		3,087,492
	Life Sciences Tools & Services — 7.4%
10,300	ICON PLC(a)	1,773,969
5,710	Medpace Holdings, Inc.(a)	479,982
14,300	PerkinElmer, Inc.	1,388,530
3,500	Thermo Fisher Scientific, Inc.	1,137,045
		4,779,526
	Machinery — 2.1%
14,300	Oshkosh Corp.	1,353,495
	Oil, Gas & Consumable Fuels — 5.9%
46,700	Cabot Oil & Gas Corp.	813,047
90,800	Callon Petroleum Co.(a)	438,564
29,400	Devon Energy Corp.	763,518
16,300	Phillips 66	1,815,983
		3,831,112
	Semiconductors & Semiconductor Equipment — 2.0%
10,900	Skyworks Solutions, Inc.	1,317,592
	Software — 1.2%
10,200	PTC, Inc.(a)	763,878
	Trading Companies & Distributors — 4.0%
35,300	HD Supply Holdings, Inc.(a)	1,419,766
7,100	United Rentals, Inc.(a)	1,184,067
		2,603,833
	Total Common Stocks
	(Cost $37,282,959)	63,145,495

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Stratton Mid Cap Value Fund
Schedule of Portfolio Investments — (continued)
December 31, 2019 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 2.4%
1,522,503	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	$1,522,503
	Total Money Market Fund
	(Cost $1,522,503)	1,522,503
Total Investments — 100.0%
(Cost $38,805,462)		64,667,998
Net Other Assets (Liabilities) — 0.0%		29,080
NET ASSETS — 100.0%		$64,697,078

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Mid Cap Value Fund
December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Stratton Mid Cap Value Fund (referred to as a “Fund”).

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Stratton Mid Cap Value Fund	$64,667,998	(a)	$—	$—	$64,667,998

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Mid Cap Value Fund — (continued)
December 31, 2019 (Unaudited)

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

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